Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Current assets:
Cash and cash equivalents	$ 177.4	$ 83.1
Accounts receivable	737.0	732.5
Inventories	1,955.1	1,851.6
Prepaid expenses and other	360.5	310.4
Total current assets	3,230.0	2,977.6
Property, plant and equipment	3,932.8	3,333.4
Goodwill	7,920.5	7,138.6
Intangible assets	3,377.7	3,403.8
Other assets	141.4	111.6
Total assets	18,602.4	16,965.0
Current liabilities:
Notes payable to banks	606.5	408.3
Current maturities of long-term debt	910.9	856.7
Accounts payable	559.8	429.3
Accrued excise taxes	44.6	33.6
Other accrued expenses and liabilities	575.8	544.4
Total current liabilities	2,697.6	2,272.3
Long-term debt, less current maturities	7,720.7	6,816.2
Deferred income taxes	1,133.6	1,022.2
Other liabilities	165.7	162.5
Total liabilities	11,717.6	10,273.2
Commitments and contingencies (Note 13)
CBI stockholders’ equity:
Preferred Stock, Value	0.0	0.0
Additional paid-in capital	2,755.8	2,589.0
Retained earnings	7,310.0	6,090.5
Accumulated other comprehensive loss	(399.8)	(452.5)
Total stockholders' equity before treasury stock adjustments	9,668.9	8,229.9
Less: Treasury stock –	(2,777.7)	(1,670.3)
Total CBI stockholders’ equity	6,891.2	6,559.6
Noncontrolling interests	(6.4)	132.2
Total stockholders’ equity	6,884.8	6,691.8
Total liabilities and stockholders’ equity	18,602.4	16,965.0
Class A Common Stock [Member]
CBI stockholders’ equity:
Common Stock, Value	2.6	2.6
Less: Treasury stock –	(2,775.5)	(1,668.1)
Class B Convertible Common Stock [Member]
CBI stockholders’ equity:
Common Stock, Value	0.3	0.3
Less: Treasury stock –	(2.2)	(2.2)
Class 1 Common Stock [Member]
CBI stockholders’ equity:
Common Stock, Value	$ 0.0	$ 0.0